SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Derivative Liabilities at Fair Value [Table Text Block]
	Balance at December 31, 2013	New Issuances	Settlements	Changes in Fair Values	Balance at June 30, 2014
Level 3 –
Derivative liabilities from:
Conversion features – embedded derivative	$156,761	$550,343	$(160,703)	$(50,270)	$496,131
Conversion features – tainted equity	391,686	229,339	-	(491,658)	129,367
Warrants – tainted equity	148,201	-	-	(129,536)	18,665
	$696,648	$779,682	$(160,703)	$(671,464)	$644,163

	Balance at December 31, 2012	New Issuances(1)	Conversions	Changes in Fair Values	Balance at December 31, 2013
Level 3 –
Derivative liabilities from:
Conversion features – embedded derivative	$82,237	$336,657	$(217,295)	$(44,838)	$156,761
Conversion features – tainted equity	208,971	248,553	(39,177)	(26,661)	391,686
Warrants – tainted equity	205,619	22,616	-	(80,034)	148,201
	$496,827	$607,826	$(256,472)	$(151,533)	$696,648

Fair Value, Assets Measured on Recurring Basis [Table Text Block]	The following table presents assets and liabilities that were measured and recognized at fair value as of December 31, 2013 and the year then ended on a recurring basis:

				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Gain
Available For Sale Securities	$22,500	$-	$-	$2,500
Totals	$22,500	$-	$-	$2,500
				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Derivate Liability – Advances on Gold	$-	$22,223	$-	$22,223
Totals	$-	$22,223	$-	$22,223
				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Available For Sale Securities	$10,500	$-	$-	$15,000
Totals	$10,500	$-	$-	$15,000
				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Derivate Liability – Advances on Gold	$-	$5,556	$-	$-
Totals	$-	$5,556	$-	$-
The following table presents assets and liabilities that were measured and recognized at fair value as of December 31, 2012 and the year then ended on a recurring basis:

				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Available For Sale Securities	$12,550	$-	$-	$12,500
Totals	$12,550	$-	$-	$12,500
				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Gain
Available For Sale Securities	$22,500	$-	$-	$2,500
Totals	$22,500	$-	$-	$2,500
				Total
				Unrealized
Description	Level 1	Level 2	Level 3	Loss
Derivate Liability – Advances on Gold	$-	$22,223 -	$-	$22,223
Totals	$-	$22,223 -	$-	$22,223

Fair Value, by Balance Sheet Grouping [Table Text Block]	The following schedule summarizes the valuation of financial instruments at fair value on a recurring basis in the balance sheets as of June 30, 2014 and December 31, 2013:

	Fair Value Measurements at June 30, 2014
	Level 1	Level 2	Level 3
Assets
Cash	$123,474	$-	$-
Certificates of Deposit	173,043
Total assets	296,517	-	-
Liabilities
Advance Gold Sales	-	4,955	-
Convertible notes	-	1,041,361	-
Note payable, Ruby	-	1,726,186	-
Notes payable, equipment	-	32,913	-
Total liabilities	-	2,805,415	-
	$296,517	$(2,805,415)	$-
	Fair Value Measurements at December 31, 2013
	Level 1	Level 2	Level 3
Assets
Cash	$133,873	$-	$-
Certificates of Deposit	172,880
Total assets	306,753	-	-
Liabilities
Advance Gold Sales	-	195,711	-
Convertible notes	-	836,858	-
Note payable, Ruby	-	1,832,638	-
Notes payable, equipment	-	41,687	-
Total liabilities	-	2,906,894	-
	$306,753	$(2,906,894)	$-

	Fair Value Measurements at December 31, 2013
	Level 1	Level 2	Level 3
Assets
Cash	$133,873	$-	$-
Certificates of Deposit	172,880
Total assets	306,753	-	-
Liabilities
Advance Gold Sales	-	195,711	-
Convertible notes	-	836,858	-
Note payable, Ruby	-	1,832,638	-
Notes payable, equipment	-	41,687	-
Total liabilities	-	2,906,894	-
	$306,753	$(2,906,894)	$-
	Fair Value Measurements at December 31, 2012
	Level 1	Level 2	Level 3
Assets
Cash	$42,008	$-	$-
Certificates of Deposit	172,499
Total assets	214,507	-	-
Liabilities
Convertible notes	-	608,193	-
Note payable - Ruby	-	1,774,822	-
Total liabilities	-	2,383,015	-
	$214,507	$(2,383,015)	$-

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]	The following is a reconciliation of the computation for basic and diluted EPS for the six months ended June 30, 2014 and 2013, respectively:

	June 30, 2014	June 30, 2013
Net Loss attributable to common shareholders	$(1,059,995)	$(1,375,324)
Weighted-average common shares Outstanding (Basic)	159,851,777	108,542,908
Weighted-average common stock Equivalents	70,429,281	50,679,673
Deduction of stock Equivalents not included due to net loss	(70,429,281)	(50,679,673)
Weighted-average common shares Outstanding (Diluted)	159,851,777	108,542,908
Basic and Diluted Net Gain (Loss) per Share	$(0.01)	$(0.01)
The following is a reconciliation of the computation for basic and diluted EPS for the full year ended December 31, 2013 and 2012, respectively:

	December 31, 2013	December 31, 2012
Net Loss	$(2,059,305)	$(2,119,706)
Weighted-average common shares Outstanding (Basic)	114,375,322	99,799,411
Weighted-average common stock Equivalents	56,852,098	47,532,822
Deduction of stock Equivalents not included due to net loss	(56,852,098)	(47,532,822)
Weighted-average common shares Outstanding (Diluted)	114,375,322	99,799,411
Basic and Diluted Net Gain (Loss) per Share	$(0.02)	$(0.02)